UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eminence Capital LLC
           --------------------------------------------------
Address:   65 East 55th Street, 25th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number: 028-05589
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 418-2100
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ricky C. Sandler               New York, NY             5/15/07
       -------------------------    ---------------------------    --------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        61
                                               -------------

Form 13F Information Table Value Total:        $6,625,465
                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE


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                                                  Form 13F INFORMATION TABLE


           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ --------------- --------- -------- -------------------- ---------- -------- -----------------------
                                                          VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED NONE
------------------------------ --------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ -----
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
3M CO                          COM             88579Y101  162,414   2,125,000 SH         SOLE               2,125,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
AMERICAN EXPRESS CO            COM             025816109  176,814   3,135,000 SH         SOLE               3,135,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
APPLIED MATLS INC              COM             038222105  114,866   6,270,000 SH         SOLE               6,270,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ARBITRON INC                   COM             03875Q108  136,794   2,913,600 SH         SOLE               2,913,600   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ASML HLDG NV                   ADR               2242253    9,529     385,000 SH         SOLE                 385,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ASML HLDG NV                   COM               5949368   69,136   2,800,000 SH         SOLE               2,800,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
BED BATH & BEYOND INC          COM             075896100  141,599   3,525,000 SH         SOLE               3,525,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
BRUNSWICK CORP                 COM             117043109  151,533   4,757,700 SH         SOLE               4,757,700   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
CADBURY SCHWEPPES PLC          COM               0610700   22,130   1,725,000 SH         SOLE               1,725,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
CERIDIAN CORP NEW              COM             156779100   82,745   2,375,000 SH         SOLE               2,375,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
CINTAS CORP                    COM             172908105   95,665   2,650,000 SH         SOLE               2,650,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
CISCO SYS INC                  COM             17275R102  142,074   5,565,000 SH         SOLE               5,565,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
COCA COLA FEMSA S A B DE C V   SPON ADR REP L  191241108   56,936   1,576,300 SH         SOLE               1,576,300   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
DIAGEO P L C                   COM               0237400  233,745  11,539,300 SH         SOLE              11,539,300   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
EATON CORP                     COM             278058102  136,621   1,635,000 SH         SOLE               1,635,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
EFUNDS CORP                    COM             28224R101  121,970   4,575,000 SH         SOLE               4,575,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
EXPERIAN GROUP LTD ORD         COM               B19NLV4  113,610   9,861,730 SH         SOLE               9,861,730   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
FIRST DATA CORP                COM             319963104  169,201   6,290,000 SH         SOLE               6,290,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
FISERV INC                     COM             337738108  150,101   2,828,900 SH         SOLE               2,828,900   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
FRANKLIN RES INC               COM             354613101  106,330     880,000 SH         SOLE                 880,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
GUITAR CTR MGMT INC            COM             402040109   13,536     300,000 SH         SOLE                 300,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
IG GROUP HOLDINGS PLC          COM               B06QFB7    3,609     617,000 SH         SOLE                 617,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
INTERTEK GROUP PLC             COM               3163836  136,715   7,665,000 SH         SOLE               7,665,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ISHARES TR                     COM             4642878QB   10,657      45,350 SH  PUT    SOLE                  45,350   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ISHARES TR                     COM             4642878QC   12,320      44,000 SH  PUT    SOLE                  44,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ISHARES TR                     COM             4642878QE   15,010      38,000 SH  PUT    SOLE                  38,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW   500472303  252,032   6,615,000 SH         SOLE               6,615,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
LADBROKES PLC                  COM               B0ZSH63   71,078   8,975,000 SH         SOLE               8,975,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
LEGG MASON INC                 COM             524901105   75,933     806,000 SH         SOLE                 806,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
LENNAR CORP                    CL A            526057104  105,525   2,500,000 SH         SOLE               2,500,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
LIMITED BRANDS INC             COM             532716107  136,294   5,230,000 SH         SOLE               5,230,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
LOWES COS INC                  COM             548661107  132,258   4,200,000 SH         SOLE               4,200,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MCDONALDS CORP                 COM             580135101  161,054   3,575,000 SH         SOLE               3,575,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MEREDITH CORP                  COM             589433101  120,984   2,108,100 SH         SOLE               2,108,100   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MICROSOFT CORP                 COM             594918104  156,522   5,616,152 SH         SOLE               5,616,152   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MOODYS CORP                    COM             615369105   29,479     475,000 SH         SOLE                 475,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MUELLER WTR PRODS INC          COM SER B       624758207   17,407   1,300,000 SH         SOLE               1,300,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
MUELLER WTR PRODS INC          COM SER A       624758108    6,228     451,000 SH         SOLE                 451,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
NAPSTER INC                    COM             630797108   16,285   3,933,566 SH         SOLE               3,933,566   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
NESTLE SA                      COM               7123870  205,219     527,000 SH         SOLE                 527,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
NIKE INC                       CL B            654106103  135,482   1,275,000 SH         SOLE               1,275,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
NOKIA CORP                     SPONSORED ADR   654902204  165,024   7,200,000 SH         SOLE               7,200,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
OFFICE DEPOT INC               COM             676220106   78,187   2,225,000 SH         SOLE               2,225,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ORACLE CORP                    COM             68389X105  214,841  11,850,000 SH         SOLE              11,850,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
PALM INC NEW                   COM             696643105      240      13,258 SH         SOLE                  13,258   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
PFSWEB INC                     COM             717098107      204     198,200 SH         SOLE                 198,200   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
QUALCOMM INC                   COM             747525103  201,782   4,730,000 SH         SOLE               4,730,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
RENAULT SA                     COM               4712798  251,036   2,147,180 SH         SOLE               2,147,180   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ROSS STORES INC                COM             778296103  153,940   4,475,000 SH         SOLE               4,475,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
SAIC INC                       COM             78390X101   64,084   3,700,000 SH         SOLE               3,700,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
SCHWAB CHARLES CORP NEW        COM             808513105  236,148  12,911,300 SH         SOLE              12,911,300   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
SRA INTL INC                   CL A            78464R105   99,876   4,100,000 SH         SOLE               4,100,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
STERIS CORP                    COM             859152100  120,848   4,550,000 SH         SOLE               4,550,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
STRATOS INTERNATIONAL INC      COM             863100202       25       3,340 SH         SOLE                   3,340   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
UNITED TECHNOLOGIES CORP       COM             913017109  156,000   2,400,000 SH         SOLE               2,400,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
US BANCORP DEL                 COM NEW         902973304   56,172   1,606,291 SH         SOLE               1,606,291   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
VIACOM INC NEW                 CL B            92553P201  164,440   4,000,000 SH         SOLE               4,000,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
WELLPOINT INC                  COM             94973V107  157,334   1,940,000 SH         SOLE               1,940,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
WESTERN UN CO                  COM             959802109  143,020   6,515,700 SH         SOLE               6,515,700   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
WILLIAM HILL PLC               COM               3169889   74,322   5,939,100 SH         SOLE               5,939,100   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....
ZEBRA TECHNOLOGIES CORP        CL A            989207105   80,502   2,085,000 SH         SOLE               2,085,000   0     0
............................... ............... ......... ........ ........... ... .... .......... ........ .......... ...... .....

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